Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

Note 12.  Inventories

	December 31,	December 31,
	2022	2023

	(in thousands)
Finished goods	$63,425	47,468
Work in process	169,166	96,955
Raw materials	138,086	72,692
Supplies	256	193
	$370,933	217,308

The amounts of inventories that were charged to cost of revenues were $789,071 thousand, $692,022 thousand and $660,391 thousand, for the years ended December 31, 2021, 2022 and 2023, respectively, and the charges for inventories written down to net realizable value amounted to $9,448 thousand, $22,211 thousand and $21,540 thousand, for the years ended December 31, 2021, 2022 and 2023, respectively, which were also included in cost of revenues.

As of December 31, 2022 and 2023, none of the Company’s inventories was pledged as collateral.